Stock Plan	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock Plan	STOCK PLAN
Amended and Restated 2011 Stock Incentive Plan
—On June 17, 2011, the Company’s Board and stockholders approved the Matterport, Inc. 2011 Stock Incentive Plan, (the “2011 Stock Plan”), which allows for the issuance of incentive stock options
(“ISOs”), non-qualified stock
options (“NSOs”), the issuance of restricted stock awards (“RSAs”), and the sale of stock to its employees, the Board, and consultants. As of December 31, 2020, the Company had granted primarily ISOs.
On February 12, 2021, the Company amended and restated the 2011 Stock Plan to allow the Company to grant restricted stock units (“RSUs”) and extended the terms of the plan until February 12, 2022, unless terminated earlier. No shares are available for future grant under the 2011 Plan due to the termination of the 2011 Plan in connection with the Closing. There were 67.8 million shares authorized under the 2011 Stock Plan prior to its termination, and 2.1 million shares were assumed under the 2021 Incentive Award Plan.
2021 Incentive Award Plan
In connection with the Closing on July 22, 2021, the Company approved the 2021 Incentive Award Plan (“2021 Plan”), an incentive compensation plan for the benefit of eligible employees, consultants, and directors of the Company and its subsidiaries. The Company concurrently assumed the 2011 Plan and all outstanding awards thereunder, effective as of the Closing, and no further awards shall be granted under the 2011 Plan. The 2021 Plan provides that the initial aggregate number of shares of Class A common stock, available for issuance pursuant to awards thereunder shall be the sum of (a) 10% of the outstanding shares of Class A common stock as of the Closing, which is equivalent to 24.2 million shares of Class A common stock (the “Initial Plan Reserve”), (b) any shares of Class A common stock subject to outstanding equity awards under the amended and restated 2011 Stock Plan which, following the effective date of the 2021 Plan, become available for issuance under the
2021 Plan and (c) an annual increase on the first day of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031 equal to a number of shares equal to 5% of the aggregate number of shares of Class A common stock outstanding on the final day of the immediately preceding calendar year. The maximum aggregate number of shares of common stock that may be issued under the 2021 Plan upon the exercise of ISOs is 181.5 million shares of Class A common stock.
Shares forfeited due to employee termination or expiration are returned to the share pool. Similarly, shares withheld upon exercise to provide for the exercise price and/or taxes due and shares repurchased by the Company are also returned to the pool.
2021 Employee Stock Purchase Plan
In connection with the Closing on July 22, 2021, as discussed in Note 3, the Company approved the 2021 Employee Stock Purchase Plan (“2021 ESPP”). The 2021 ESPP provides that the aggregate number of shares of Class A common stock available for issuance pursuant to awards under the 2021 ESPP shall be the sum of (a) 3% of the number of outstanding shares of Class A common stock as of the Closing, which is equivalent to 7.3 million shares of Class A common stock (the “Initial ESPP Reserve”), and (b) an annual increase on the first day of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031 equal to the lesser of (i) 1% of the aggregate number of shares of Class A common stock outstanding on the last day of the immediately preceding fiscal year and (ii) such smaller number of shares of common stock as may be determined by the Company; provided, however, that the number of shares of common stock that may be issued or transferred pursuant to the rights granted under the 2021 ESPP shall not exceed 15.25% of the outstanding shares of Class A common stock as of the Closing, which is equivalent to 36.9 million shares.
Our 2021 ESPP permits eligible employees to acquire shares of our common stock at 85% of the lower of the fair market value of our common stock on the first trading day of each offering period or on the purchase date. If the fair market value of our common stock on the purchase date is lower than the first trading day of the offering period, the current offering period will be cancelled after purchase and a new 24-month
offering period will begin. Participants may purchase shares of common stock through payroll deductions of up to 15% of their eligible compensation, subject to purchase limits of 3,000 shares per each purchase period and $25,000 worth of stock for each calendar year.
The 2021 ESPP provides for consecutive offering periods that will typically have a duration of approximately 24 months in length and is comprised of four purchase periods of approximately six months in length. The offering periods are scheduled to start on the first trading day on or after June 1 and December 1 of each year, except for the first offering period commenced on which began on July 23, 2021 and will end on May 31, 2022. As of December 31, 2021, a total of 7.3 million shares of our common stock are available for sale under our 2021 ESPP. For the year ended December 31, 2021, there were no shares of common stock purchased under the 2021 ESPP.
Shares Available for Future Grant
—The Company issues new shares upon a stock option exercise or release. As of December 31, 2021, shares authorized and available for future grant under the Company’s 2021 Plan and 2021 ESPP are 3.4 million shares and 7.3 million shares, respectively.
Stock Option Activities
—The following table summarizes the stock option activities under the Company’s stock plans for year ended December 31, 2021 (in thousands, except for per share data):

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance—December 31, 2019	48,762	$0.50	8.1	$7,698
Granted	13,349	0.81
Expired or canceled	(5,612)	0.54
Exercised	(7,293)	0.21

Balance—December 31, 2020	49,206	$0.62	8.1	$245,565
Expired or canceled	(2,907)	0.69
Exercised	(4,072)	0.51		$48,660

Balance—December 31, 2021	42,227	$0.63	6.9	$844,909

Options vested and exercisable—December 31, 2021	29,351	$0.58	6.5	$588,842

As of December 31, 2021, unrecognized stock-based compensation expense related to unvested options was $3.7 million, which is expected to be amortized over a weighted-average vesting period of 1.9 years.
On April 1, 2021, the Company amended the performance condition of the 866,597 performance-based stock option (PSO) awards previously granted to a senior executive in March 2019. Originally, the PSO awards were eligible to vest and become exercisable upon the consummation of the earlier of a change in control or an initial public offering (“IPO”), subject to certain share price targets. The vesting of the award also required continued employment up to the consummation of the change in control or IPO. As a result of the modification, the PSO awards shall vest and become exercisable upon the closing of the Merger. Upon the Closing, the Company recognized $8.1 million stock-based compensation expense related to the 866,597 PSOs as they became fully vested and exercisable.
RSU and PRSU Activities
—The following table summarizes the time-based restricted stock unit (RSU) and performance-based restricted stock unit (PRSU) activity under the Company’s stock plans for the year ended December 31, 2021 (in thousands, except per share data):

	RSUs and PRSUs
	Number of Shares	Weighted- Average Grant- Date Fair Value Price Per Share
Balance-December 31, 2020	—	$—
Granted	27,036	17.47
Vested	(1,474)	17.31
Canceled or forfeited	(818)	10.54

Balance-December 31, 2021	24,744	$17.70

Stock-based compensation expense for awards with only service conditions are recognized on a straight-line basis over the requisite service period of the related award. The PRSU awards have both service-based and performance-based vesting conditions. The service-based vesting condition for these awards is typically satisfied over four years with a cliff vesting period of one year and continued vesting quarterly thereafter, subject to continued service. The performance-based vesting condition is satisfied upon the occurrence of a liquidity event, as defined in the Amended and Restated 2011 Stock Plan. The performance based vesting condition was deemed satisfied upon the Closing. The Company recognized $6.1 million stock-based compensation expenses on the Closing for the portion of these RSUs for which the service-based vesting condition had been satisfied and the performance condition of the RSUs was met.
As of December 31, 2021, unrecognized compensation costs related to unvested RSUs and PRSUs were $387.9 million and $15.4 million, respectively. The remaining unrecognized compensation costs for RSUs and RSUs are expected to be recognized over a weighted-average period of 3.6 years and 1.8 years, respectively, excluding additional stock-based compensation expense related to any future grants of stock-based awards.
Earn-out
Award Activities
As discussed in Note 13 “Contingent
Earn-Out
Liability”, the pro rata
Earn-out
Shares issuable to holders of Legacy Matterport’s RSUs and holders of Legacy Matterport’s Stock Options for such holders with respect to such holders’ Legacy RSUs and Options are expected to be accounted as stock-based compensation expense as they are subject both a market condition and a service condition to the eligible employees.
The following table summarizes the
Earn-out
Award activity under the
Earn-out
Arrangement pursuant to the Merger Agreement during the year ended December 31, 2021 (in thousands, except for per share data):

	Earn-out Award Outstanding
	Number of Shares	Weighted- Average Grant- Date Fair Value Price Per Share
Balance - December 31, 2020	—	$—
Granted	5,112	12.63
Forfeited	(412)	12.58

Balance - December 31, 2021	4,700	$12.64

As of December 31, 2021, unrecognized compensation cost related to
Earn-out
Awards was $28.0 million. As of December 31, 2021, the
Earn-out
Triggering Events have not yet been achieved, the
Earn-out
Shares are contingently issuable and not reflected in the consolidated financial statements. On January 18, 2022, all six
Earn-out
Triggering Events for issuing up to 23,460,000
Earn-out
Shares occurred. Refer to Note 19, Subsequent Events, for additional information.
Employee Stock Options Valuation
—The fair value of options on the date of grant is estimated based on the Black-Scholes option-pricing model using the single-option award approach. No options were granted during the year ended December 31, 2021. The assumptions used to estimate the fair value of stock options granted during the year ended December 31, 2020 were as follows:

Year Ended December 31,
2020
Expected term	5.5 – 6.1 years
Expected volatility	38.5 – 44.9%
Risk-free interest rate	0.3 – 1.5%
Expected dividend yield	0%

Earn-out
Awards Valuation
— The assumptions used to estimate the fair value of
Earn-out
Awards granted during the year ended December 31, 2021 were as follows:

Inception to December 31,
2021
Current stock price	$13.93 – $27.86
Expected term	5.1 – 5.5 years
Expected volatility	40.0% – 67.0%
Risk-free interest rate	0.8% – 1.3%
Expected dividend yield	0%
Employee Stock Purchase Plan
—The fair value of shares issued under our 2021 ESPP are estimated on the grant date using the Black-Scholes option pricing model. The following table summarizes the assumptions used and the resulting grant-date fair values of our ESPP:

Year Ended December 31,
2021
Expected term	0.50 – 2.0 years
Expected volatility	27.9 – 43.4%
Risk-free interest rate	0.1 – 0.6%
Expected dividend yield	0%
Grant-date fair value per share	$7.59 – $14.36
The expected volatility is based on the average volatility of a peer group of representative public companies with sufficient trading history over the expected term. The expected term represents the term from the first day of the offering period to the purchase dates within each offering period. The dividend yield assumption is based on our expectations about our anticipated dividend policy. The risk-free interest rate is based on the implied yield available on U.S. Treasury zero-coupon
issues with maturities that approximate the expected term. During the three months ended December 31, 2021, the Company recorded of $1.8 million stock-based compensation expense related to the ESPP. As of December 31, 2021, unrecognized compensation cost related to the ESPP was $8.4 million, which is expected to be recognized over the remaining weighted-average service period of 1.4 years.
Stock-based Compensation
— The Company recognizes stock-based compensation expense for awards with only service conditions on a straight-line basis over the requisite service period of the related award and recognizes stock-based compensation expenses for awards with performance conditions on a straight-line basis over the requisite service period for each separate vesting portion of the awards when it is probable that the performance condition will be achieved. The stock-based compensation expenses of
Earn-out
Awards are recognized on a straight-line basis over the derived services period during which the market conditions are expected to be met. Forfeitures are accounted for in the period in which they occur.
The amount of stock-based compensation related to stock-based awards to employees in the Company’s consolidated statements of operations for the years ended December 31, 2021 and 2020 were as follows (in thousands):

	Year Ended December 31,
	2021	2020
Costs of revenue	$3,083	$135
Research and development	25,691	624
Selling, general, and administrative	71,831	1,746

Stock-based compensation, net of amounts capitalized	100,605	2,505
Capitalized stock-based compensation	3,632	146

Total stock-based compensation	$104,237	$2,651